CONVERTIBLE SENIOR SECURED NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR SECURED NOTE PAYABLE

NOTE 7 - CONVERTIBLE SENIOR SECURED NOTE PAYABLE

In March 2022, the Company issued a 12-month Senior Secured Note with a face amount of $1,142,857, with a stated 12.5% original issue discount (OID). The Note carries a 12.5% interest rate with interest-only payable monthly from April through August 2022. The Company received $869,972 in cash, net of the OID of $142,857 and legal and other fees in the amount of $125,714.

Beginning in September 2022, the Company is required to make monthly redemptions at the rate of 110% of one seventh of the original principal amount, ($179,592), plus interest. It also carries a mandatory prepayment at 125% of the original principal amount, or $1,428,571, less any redemptions made, upon the completion of a Qualified Offering, as defined.

Curative Biotechnology, Inc

Notes to Condensed Financial Statements

(Unaudited)

NOTE 7 - CONVERTIBLE SENIOR SECURED NOTE PAYABLE, continued

The Note is convertible into common stock of the Company upon an event of default, as defined.

The lender received five year warrants to purchase 57,142 shares of common stock of the Company, with an exercise price of $0.0001 per share. These warrants were recorded as debt discount in the amount of $0.9 million which is being amortized over the term of the Note. The warrants can be exercised on a cash-less basis if a registration statement for the common shares underlying the warrants is not declared effective by September 2022.

The Note is secured by all the tangible and intangible assets of the Company.

Subsequent to June 30, 2022, certain of the terms of the Note were modified.

NOTE 7 - CONVERTIBLE NOTE PAYABLE

In April 2013, the Company entered into a convertible note in the principal amount of $97,500, which carried a 4% interest rate. This note was convertible at a conversion price equal to the lesser of 90% of the previous 10 day closing price or $0.40 per share. The balance of the convertible note, including accrued interest, was $128,700 at December 31, 2020. During 2021, the note holder filed a lawsuit to enforce the conversion of this note, which was settled in August 2021, via the payment of $100,000 and the issuance of 5,000 shares of common stock. (See Note 9)